CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 62,415	$ 53,813	$ 535,934
Prepaid deposit			612,431
Prepaid expenses	892,604	$ 189,528	190,514
Inventory	$ 141,384
Sales tax receivable		$ 27,943	$ 35,427
Assets from discontinued operations
Total current assets	$ 1,096,403	$ 271,284	$ 1,374,306
Fixed assets, net		138,124	1,276,304
Other Asset
Deferred financing fees, net	$ 6,008	12,366	25,081
Mining rights		$ 1,035,818	15,000
Commercialization fees, net	87,551
Investment	100,000
Other assets	193,559	$ 1,048,184	40,081
Intangible Asset
Goodwill	9,050,606
Total Intangible Asset	9,050,606
TOTAL ASSETS	10,340,568	$ 1,457,592	2,690,691
CURRENT LIABILITIES
Accounts payable and accrued expenses	402,259	$ 217,507	$ 186,729
Deferred revenue and fees	100,000
Derivative liability - warrants	257,233	$ 197,040
Loan payable - current portion		$ 22,209
Notes payable - current portion, reduced by original issue discount of $33,042	773,958
Liability for stock to be issued	$ 98,605
Liabilities from discontinued operations
Total current liabilities	$ 1,632,055	$ 436,756	$ 186,729
OTHER LIABILITIES
Asset retirement obligation		107,749
Loan payable - net of current portion		105,314
Total other liabilities		213,063
TOTAL LIABILITIES	$ 1,632,055	$ 649,819	$ 186,729
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 10,000,000 shares authorized Nil shares issued and outstanding
Common stock, $0.001 par value, 500,000,000 shares authorized 342,237,149 and 106,586,000 shares issued and outstanding, respectively	$ 342,237	$ 106,586	$ 95,076
Additional paid in capital	22,832,946	$ 8,579,861	7,313,888
Deferred compensation			(187,500)
Accumulated deficit	$ (14,466,670)	$ (7,770,337)	(4,710,522)
Accumulated other comprehensive income (loss)		(108,337)	(6,980)
Total stockholders' equity	$ 8,708,513	807,773	2,503,962
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,340,568	$ 1,457,592	$ 2,690,691